FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
	December 31,
	2023			2022
	Fair value measurements using input type			Fair value measurements using input type
	Level 1	Level 2	Total	Level 1	Level 2	Total

Cash	$79.8	$-	$79.8	$65.8	$-	$65.8
Cash equivalents
Money market funds	175.4	-	175.4	95.5	-	95.5
Short term deposits	282.5	-	282.5	34.7	-	34.7
Short-term bank deposits	52.5	-	52.5	431.1	-	431.1
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	-	661.2	661.2	-	819.3	819.3
Debt securities issued by other governments	-	60.3	60.3	-	118.3	118.3
Corporate debt securities	-	1,648.0	1,648.0	-	1,938.5	1,938.5
Foreign currency derivative contracts	-	1.3	1.3	-	(3.6)	(3.6)
Total financial assets	$590.2	$2,370.8	$2,961.0	$627.1	$2,872.5	$3,499.6